Net Income per Share (Details) - Schedule of basic and diluted net income per ordinary share ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Basic:
Net income | ¥	¥ 276,177		¥ 192,554	¥ 617,095
Less: Net income attributable to the noncontrolling interests	7,923	$ 1,214	3,622	7,180
Net income attributable to the Company’s shareholders	¥ 268,254	$ 41,112	¥ 188,932	¥ 609,915
Weighted average number of ordinary shares outstanding (in Shares)	1,073,891,784	1,073,891,784	1,092,601,338	1,239,264,464
Basic net income per ordinary share (in Yuan Renminbi per share) | ¥ / shares	¥ 0.25		¥ 0.17	¥ 0.49
Basic net income per ADS (in Yuan Renminbi per share) | (per share)	¥ 5.00	$ 0.77	¥ 3.46	¥ 9.84
Diluted:
Net income | ¥	¥ 276,177		¥ 192,554	¥ 617,095
Less: Net income attributable to the noncontrolling interests	7,923	$ 1,214	3,622	7,180
Net income attributable to the Company’s shareholders	¥ 268,254	$ 41,112	¥ 188,932	¥ 609,915
Weighted average number of ordinary shares outstanding (in Shares)	1,073,891,784	1,073,891,784	1,092,601,338	1,239,264,464
Weighted average number of dilutive potential ordinary shares from share options (in Shares)	399,576	399,576	628,098	1,589,570
Total (in Shares)	1,074,291,360	1,074,291,360	1,093,229,436	1,240,854,034
Diluted net income per ordinary share (in Yuan Renminbi per share) | ¥ / shares	¥ 0.25		¥ 0.17	¥ 0.49
Diluted net income per ADS (in Yuan Renminbi per share) | ¥ / shares	¥ 4.99		¥ 3.46	¥ 9.83